PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE

4. PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Machinery and laboratory equipment	100,693	138,049	20,015
Leasehold improvements	85,177	101,048	14,651
Computer Software	2,809	10,417	1,510
Construction in Progress	5,149	283	41
Others	4,785	6,890	999
Total property, equipment and software	198,613	256,687	37,216
Less: accumulated depreciation and amortization	(74,795)	(133,561)	(19,364)
Property, equipment and software, net	123,818	123,126	17,852

Depreciation and amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB 21,589, RMB 44,870 and RMB 58,766, respectively.